Revenue - Summary of Changes in Contract Assets and Contract Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Net increase of customer contracts	$ 8,617	$ 7,961	$ 6,933
Reclassified to trade receivables	(7,443)	(6,574)	(6,149)
Significant changes of contract assets	1,174	1,387	784
Contract liabilities
Net increase of customer contracts	197	187	9
Recognized as revenues	(184)	(173)	(5)
Significant changes of contract liabilities	$ 13	$ 14	$ 4